Subsequent Events (Details) $ / shares in Units, shares in Millions	Nov. 06, 2017 USD ($) vessel	Nov. 01, 2017	Oct. 23, 2017 USD ($) $ / shares shares	Oct. 19, 2017	Oct. 13, 2017	Nov. 24, 2017 USD ($)	Nov. 16, 2017 vessel	Nov. 10, 2017 USD ($)	Sep. 30, 2017 USD ($) vessel	Dec. 31, 2016 USD ($)
Revolving Credit Facilities | Line of Credit
Subsequent Event [Line Items]
Borrowings provided under revolving credit facilities									$ 429,800,000	$ 451,900,000
Revolving Credit Facilities | Revolving Credit Facility Maturing 2017
Subsequent Event [Line Items]
Borrowings provided under revolving credit facilities									$ 170,000,000
Newbuildings
Subsequent Event [Line Items]
Number of vessels | vessel									8
Bahrain LNG Joint Venture
Subsequent Event [Line Items]
Percentage of ownership in joint venture									30.00%
Subsequent Event | Line of Credit
Subsequent Event [Line Items]
Long-term debt facility	$ 327,000,000
Subsequent Event | Revolving Credit Facilities | Revolving Credit Facility Maturing 2017
Subsequent Event [Line Items]
Borrowings provided under revolving credit facilities								$ 170,000,000
Subsequent Event | Revolving Credit Facilities | Revolving Credit Facility Maturing 2018
Subsequent Event [Line Items]
Borrowings provided under revolving credit facilities						$ 190,000,000		$ 190,000,000
Subsequent Event | Newbuildings
Subsequent Event [Line Items]
Number of vessels | vessel	1
Subsequent Event | Series B Preferred Units
Subsequent Event [Line Items]
Number of units issued | shares			6.8
Price per unit (in USD per unit) | $ / shares			$ 25.00
Proceeds from issuance of equity			$ 164,000,000
Dividend rate, percentage			8.50%
Liquidation preference (USD per unit) | $ / shares			$ 25.00
Redemption price (USD per unit) | $ / shares			$ 25.00
Subsequent Event | Series B Preferred Units | LIBOR
Subsequent Event [Line Items]
Basis spread on variable rate			6.241%
Subsequent Event | Series B Preferred Units | Underwriter's Over-Allotment Option
Subsequent Event [Line Items]
Number of units issued | shares			0.8
Subsequent Event | Pan Asia
Subsequent Event [Line Items]
Charter contract period					20 years
Subsequent Event | Macoma
Subsequent Event [Line Items]
Charter contract period				6 years
Subsequent Event | Murex
Subsequent Event [Line Items]
Charter contract period		7 years
Subsequent Event | Pan Union Joint Venture
Subsequent Event [Line Items]
Percentage of ownership in joint venture					30.00%
Subsequent Event | Bahrain LNG Joint Venture
Subsequent Event [Line Items]
Charter contract period	20 years
Subsequent Event | Bp Plc
Subsequent Event [Line Items]
Charter contract period	13 years
Skaugen [Member] | Subsequent Event | LPG
Subsequent Event [Line Items]
Number of vessels | vessel							6